Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, par value (in Dollars per share)	$ 0.75	$ 0.75
Ordinary shares, shares authorized (in Shares)	6,000,000,000	6,000,000,000
Class A Ordinary Shares
Ordinary shares, shares issued (in Shares)	13,235,873	2,964,518
Ordinary shares, shares outstanding (in Shares)	13,235,873	2,964,518
Class B Ordinary Shares
Ordinary shares, shares issued (in Shares)	2,934,447	163,210
Ordinary shares, shares outstanding (in Shares)	2,934,447	163,210